Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 55,073	€ 55,073	€ 55,073
Reserves	20,659	20,448	23,292
Retained earnings	(21,726)	(6,576)	9,493
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 54,006	€ 68,945	€ 87,858